JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 99.8%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	797	310,137

Automobiles & Parts — 0.4%
Genuine Parts Co.	1,465	195,182

Banks — 2.5%
Comerica, Inc.	1,682	156,056
First Horizon Corp.	9,598	164,222
FNB Corp.	3,132	40,465
Huntington Bancshares, Inc.	14,547	219,078
New York Community Bancorp, Inc.	22,113	257,838
PacWest Bancorp	5,947	276,119
People’s United Financial, Inc.	14,614	283,219

		1,396,997

Beverages — 1.9%
Brown-Forman Corp., Class B	42	2,832
Coca-Cola Co. (The)	5,944	362,643
Constellation Brands, Inc., Class A	66	15,692
Keurig Dr Pepper, Inc.	8,007	303,866
Molson Coors Beverage Co., Class B	1,187	56,572
PepsiCo, Inc.	1,946	337,670

		1,079,275

Chemicals — 5.0%
Celanese Corp.	798	124,257
CF Industries Holdings, Inc.	5,377	370,314
Chemours Co. (The)	9,345	305,675
Dow, Inc.	5,704	340,700
Eastman Chemical Co.	2,622	311,834
Huntsman Corp.	9,275	332,323
International Flavors & Fragrances, Inc.	1,261	166,351
LyondellBasell Industries NV, Class A	3,098	299,670
NewMarket Corp.	102	34,483
Olin Corp.	6,770	343,036
Scotts Miracle-Gro Co. (The)	352	53,222
Valvoline, Inc.	2,338	77,014

		2,758,879

Construction & Materials — 0.5%
MDU Resources Group, Inc.	8,625	253,316

Consumer Services — 0.4%
H&R Block, Inc.	8,378	191,521

Electricity — 13.2%
AES Corp. (The)	11,200	248,416
Alliant Energy Corp.	4,957	296,726
American Electric Power Co., Inc.	3,864	349,306
Avangrid, Inc.	3,933	183,750
CMS Energy Corp.	4,630	298,079
Consolidated Edison, Inc.	3,955	341,910
Dominion Energy, Inc.	4,356	351,355
DTE Energy Co.	2,847	342,864
Edison International	4,781	300,199
Entergy Corp.	3,080	344,252
Evergy, Inc.	4,908	318,824
Eversource Energy	3,250	290,842
Exelon Corp.	6,044	350,250
FirstEnergy Corp.	8,192	343,736
Hawaiian Electric Industries, Inc.	4,571	194,267
IDACORP, Inc.	1,662	183,186
NRG Energy, Inc.	8,701	347,431
OGE Energy Corp.	7,549	286,258
Pinnacle West Capital Corp.	4,810	334,824
PPL Corp.	11,101	329,478
Public Service Enterprise Group, Inc.	5,023	334,180
Southern Co. (The)	5,066	352,036
Vistra Corp.	15,375	335,329
Xcel Energy, Inc.	4,075	283,864

		7,341,362

Electronic & Electrical Equipment — 1.0%
Emerson Electric Co.	3,094	284,493
Hubbell, Inc.	1,574	294,795

		579,288

Finance & Credit Services — 0.3%
OneMain Holdings, Inc.	3,687	190,470

Food Producers — 9.0%
Archer-Daniels-Midland Co.	4,609	345,675
Bunge Ltd.	3,596	355,500
Campbell Soup Co.	7,735	341,268
Conagra Brands, Inc.	10,142	352,536
Corteva, Inc.	3,070	147,606
Flowers Foods, Inc.	9,915	278,909
General Mills, Inc.	4,962	340,790
Hershey Co. (The)	1,596	314,524
Hormel Foods Corp.	6,308	299,441
Ingredion, Inc.	1,703	161,274
JM Smucker Co. (The)	2,471	347,373
Kellogg Co.	5,053	318,339
Kraft Heinz Co. (The)	9,458	338,596
Lamb Weston Holdings, Inc.	2,146	137,795
McCormick & Co., Inc. (Non-Voting)	3,071	308,052
Mondelez International, Inc., Class A	4,762	319,197
Tyson Foods, Inc., Class A	3,506	318,660

		5,025,535

Gas, Water & Multi-utilities — 4.8%
Ameren Corp.	3,124	277,224
Atmos Energy Corp.	2,862	306,864
CenterPoint Energy, Inc.	8,157	231,333
Duke Energy Corp.	3,188	334,931
Essential Utilities, Inc.	226	11,015
National Fuel Gas Co.	3,673	223,061
NiSource, Inc.	12,678	369,944
Sempra Energy	2,572	355,348
UGI Corp.	6,515	295,455
WEC Energy Group, Inc.	2,930	284,327

		2,689,502

General Industrials — 3.0%
3M Co.	1,618	268,620
Amcor plc	14,735	176,967
Eaton Corp. plc	1,918	303,869
Packaging Corp. of America	2,150	323,854
RPM International, Inc.	1,155	102,345
Sonoco Products Co.	3,983	225,597
Westrock Co.	5,472	252,588

		1,653,840

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Health Care Providers — 1.0%
Encompass Health Corp.	3,849	238,792
UnitedHealth Group, Inc.	715	337,888

		576,680

Household Goods & Home Construction — 1.0%
Leggett & Platt, Inc.	4,127	164,461
Newell Brands, Inc.	9,571	222,143
Whirlpool Corp.	726	152,598

		539,202

Industrial Engineering — 0.8%
Caterpillar, Inc.	806	162,457
Cummins, Inc.	1,196	264,173

		426,630

Industrial Materials — 0.5%
International Paper Co.	5,715	275,749

Industrial Metals & Mining — 2.3%
Fastenal Co.	2,586	146,575
Nucor Corp.	2,824	286,354
Reliance Steel & Aluminum Co.	1,350	206,388
Southern Copper Corp. (Peru)	4,472	285,716
Steel Dynamics, Inc.	5,048	280,265
Timken Co. (The)	1,458	97,394

		1,302,692

Industrial Support Services — 0.9%
Paychex, Inc.	2,661	313,360
Western Union Co. (The)	11,142	210,695

		524,055

Industrial Transportation — 0.9%
Ryder System, Inc.	2,715	198,711
United Parcel Service, Inc., Class B	1,588	321,109

		519,820

Investment Banking & Brokerage Services — 1.3%
Apollo Global Management, Inc.	1,779	124,530
Franklin Resources, Inc.	4,164	133,123
Invesco Ltd.	11,717	265,507
Lazard Ltd., Class A	4,229	184,554

		707,714

Leisure Goods — 0.6%
Garmin Ltd.	1,032	128,401
Harley-Davidson, Inc.	3,669	126,837
Hasbro, Inc.	1,099	101,636

		356,874

Life Insurance — 1.0%
Principal Financial Group, Inc.	1,968	143,782
Prudential Financial, Inc.	2,951	329,243
Unum Group	3,140	79,693

		552,718

Media — 0.5%
Nielsen Holdings plc	2,053	38,720
Omnicom Group, Inc.	3,358	253,059

		291,779

Medical Equipment & Services — 2.0%
Abbott Laboratories	2,458	313,297
Becton Dickinson and Co.	998	253,632
Medtronic plc	2,495	258,207
Quest Diagnostics, Inc.	1,997	269,635

		1,094,771

Mortgage Real Estate Investment Trusts — 2.0%
AGNC Investment Corp.	19,233	286,379
Annaly Capital Management, Inc.	34,376	271,570
New Residential Investment Corp.	25,506	271,639
Starwood Property Trust, Inc.	11,561	286,135

		1,115,723

Non-life Insurance — 1.2%
Old Republic International Corp.	12,776	327,449
Progressive Corp. (The)	3,067	333,260

		660,709

Non-Renewable Energy — 5.4%
Antero Midstream Corp.	28,626	284,829
Chevron Corp.	2,540	333,578
Exxon Mobil Corp.	5,258	399,397
HollyFrontier Corp.	1,968	69,195
Kinder Morgan, Inc.	17,511	303,991
ONEOK, Inc.	5,307	322,029
Phillips 66	3,957	335,514
Targa Resources Corp.	4,563	269,582
Valero Energy Corp.	4,135	343,081
Williams Cos., Inc. (The)	11,749	351,765

		3,012,961

Personal Care, Drug & Grocery Stores — 5.6%
AmerisourceBergen Corp.	1,206	164,257
Casey’s General Stores, Inc.	5	939
Church & Dwight Co., Inc.	2,067	212,178
Clorox Co. (The)	1,891	317,423
Colgate-Palmolive Co.	3,570	294,347
CVS Health Corp.	3,513	374,170
Kimberly-Clark Corp.	2,350	323,477
Kroger Co. (The)	6,860	299,027
Procter & Gamble Co. (The)	2,144	344,005
Spectrum Brands Holdings, Inc.	1,134	101,357
Sysco Corp.	4,547	355,348
Walgreens Boots Alliance, Inc.	6,836	340,159

		3,126,687

Personal Goods — 0.5%
Hanesbrands, Inc.	15,720	253,092

Pharmaceuticals, Biotechnology & Marijuana Producers — 5.4%
AbbVie, Inc.	2,692	368,508
Amgen, Inc.	1,315	298,689
Bristol-Myers Squibb Co.	4,786	310,564
Cardinal Health, Inc.	5,644	291,061
Eli Lilly & Co.	919	225,513
Gilead Sciences, Inc.	4,115	282,618
Johnson & Johnson	1,890	325,628
Merck & Co., Inc.	3,786	308,483
Perrigo Co. plc	4,793	182,470
Pfizer, Inc.	5,911	311,451
Viatris, Inc.	6,819	102,080

		3,007,065

Precious Metals & Mining — 0.5%
Newmont Corp.	4,858	297,164

Real Estate Investment Trusts — 7.9%
Brixmor Property Group, Inc.	8,796	223,066
EPR Properties	3,773	165,899
Gaming and Leisure Properties, Inc.	5,616	253,731
Healthcare Trust of America, Inc., Class A	3,056	99,473
Healthpeak Properties, Inc.	7,894	279,211
Highwoods Properties, Inc.	700	30,184

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Iron Mountain, Inc.	6,763	310,557
Kimco Realty Corp.	11,391	276,346
Medical Properties Trust, Inc.	11,979	272,642
National Retail Properties, Inc.	5,247	232,862
Omega Healthcare Investors, Inc.	11,518	362,587
Park Hotels & Resorts, Inc.*	6,773	123,269
Rayonier, Inc.	5,395	197,133
Simon Property Group, Inc.	2,137	314,566
SL Green Realty Corp.	1,673	121,351
Spirit Realty Capital, Inc.	5,155	244,656
Ventas, Inc.	1,265	67,070
VICI Properties, Inc.(a)	4,043	115,711
Vornado Realty Trust	4,046	165,926
Welltower, Inc.	2,739	237,279
WP Carey, Inc.	3,638	282,309

		4,375,828

Retailers — 0.8%
Bath & Body Works, Inc.	3,076	172,471
Foot Locker, Inc.	1,648	73,633
Gap, Inc. (The)	2,333	42,157
Kohl’s Corp.	2,273	135,721

		423,982

Software & Computer Services — 1.1%
Hewlett Packard Enterprise Co.	20,109	328,380
International Business Machines Corp.	2,121	283,302

		611,682

Technology Hardware & Equipment — 4.7%
Analog Devices, Inc.	1,767	289,735
Broadcom, Inc.	557	326,335
Corning, Inc.	3,454	145,206
HP, Inc.	8,491	311,875
Intel Corp.	5,234	255,524
KLA Corp.	794	309,080
Microchip Technology, Inc.	1,169	90,574
NetApp, Inc.	1,727	149,403
QUALCOMM, Inc.	1,815	319,004
Xerox Holdings Corp.	9,771	206,266
Xilinx, Inc.	1,078	208,647

		2,611,649

Telecommunications Equipment — 2.6%
Arista Networks, Inc.*	2,629	326,811
Cisco Systems, Inc.	5,663	315,259
Juniper Networks, Inc.	10,178	354,398
Lumentum Holdings, Inc.*	731	74,182
Motorola Solutions, Inc.	1,287	298,507
Ubiquiti, Inc.	260	75,410

		1,444,567

Telecommunications Service Providers — 4.7%
Altice USA, Inc., Class A*	1,793	25,855
AT&T, Inc.	13,561	345,805
Cable One, Inc.	111	171,465
Charter Communications, Inc., Class A*	393	233,183
Comcast Corp., Class A	6,146	307,238
DISH Network Corp., Class A*	4,595	144,283
Liberty Broadband Corp., Class C*	1,649	244,728
Lumen Technologies, Inc.	25,734	318,072
Roku, Inc.*	1,292	211,953
T-Mobile US, Inc.*	2,357	254,957
Verizon Communications, Inc.	6,187	329,334

		2,586,873

Tobacco — 1.3%
Altria Group, Inc.	7,242	368,473
Philip Morris International, Inc.	3,560	366,146

		734,619

Travel & Leisure — 0.7%
Copa Holdings SA, Class A (Panama)*	1,312	109,657
Darden Restaurants, Inc.	543	75,949
Six Flags Entertainment Corp.*	2,552	100,779
Travel + Leisure Co.	2,041	115,929

		402,314

TOTAL COMMON STOCKS (Cost $53,211,252)		55,498,903

SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c) (Cost $117,708)	117,708	117,708

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c) (Cost $106,776)	106,776	106,776

TOTAL SHORT-TERM INVESTMENTS (Cost $224,484)		224,484

Total Investments — 100.2% (Cost $53,435,736)		55,723,387
Liabilities in Excess of Other Assets — (0.2%)		(115,125)

Net Assets — 100.0%		55,608,262

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $105,465.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	3	03/2022	USD	67,534	828

Abbreviations

USD	United States Dollar

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$55,723,387	$—	$—	$55,723,387

Appreciation in Other Financial Instruments
Futures Contracts(a)	$828	$—	$—	$828

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$80,127	$1,136,199	$1,098,618	$—	$—	$117,708	117,708	$8	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	226,265	119,489	—	—	106,776	106,776	2	—

Total	$80,127	$1,362,464	$1,218,107	$—	$—	$224,484		$10	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.